Concentration	12 Months Ended
Dec. 31, 2024
Concentration [Abstract]
CONCENTRATION

13.  CONCENTRATION

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total revenue.

	For the years ended December 31,
	2024	2023	2022
Percentage of the Group’s total revenue
Customer A	24%	*	*
Customer B	11%	*	*
Customer C	*	20%	*
Customer D	*	10%	*
Total	35%	30%	-
*	Represent percentage less than 10%

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2024	2023
Percentage of the Group’s accounts receivable
Customer E	100%	*
Customer F	*	100%
Total	100%	100%
*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase.

	For the years ended December 31,
	2024	2023	2022
Percentage of the Group’s total purchase
Supplier A	78%	48%	21%
Supplier B	*	16%	*
Total	78%	64%	21%
*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable.

	As of December 31,
	2024	2023
Percentage of the Group’s accounts payable
Supplier A	30%	54%
Supplier C	20%	*
Supplier D	15%	*
Supplier E	14%	*
Supplier B	*	15%
Total	79%	69%
*	Represent percentage less than 10%